CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series E Preferred Stock CNY	Dec. 31, 2010 Series F Preferred Stock CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Cash flows from operating activities:
Net loss	(172,104)	(204,684)	(182,286)			$ (27,345)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	45,670	42,691	36,207			7,256
Bad debt expense	1,509	994	64			240
Amortization of intangible assets and capitalized content production costs	166,576	44,530	4,581			26,466
Amortization of long-term debt discounts	3,496	2,504	1,001			555
Loss (gain) on disposal of property and equipment	(18)	19	44			(3)
Foreign exchange loss	5,624					894
Share-based compensation	47,494	11,990	4,565			7,546
Change in fair value of warrant liability		44,268	2,313
Changes in operating assets and liabilities:
Accounts receivable	(207,970)	(140,279)	(54,085)			(33,043)
Amounts due from related party	1,232	(2,000)				196
Prepayments and other assets	(15,875)	(1,457)	1,335			(2,522)
Accounts payable	(252)	(39)	(4)			(40)
Advances from customers	1,836	(1,906)	2,451			292
Accrued expenses and other liabilities	198,067	97,541	58,138			31,470
Net cash provided by (used in) operating activities	75,285	(105,828)	(125,676)			11,962
Cash flows from investing activities:
Acquisition of property and equipment	(84,855)	(45,987)	(25,633)			(13,482)
Capitalized content production costs	(11,415)	(196)				(1,814)
Deposit for acquisition of equity interest in related party		(1,707)
Proceeds from short-term investments	1,199,221	34,000	159,000			190,537
Purchase of short-term investments	(2,597,038)	(34,000)	(45,000)			(412,628)
Proceeds from disposal of property and equipment	24	4				4
Acquisition of intangible assets from related party	(114,511)	(17,092)				(18,194)
Acquisition of intangible assets	(376,256)	(72,058)	(10,142)			(59,781)
Net cash provided by (used in) investing activities	(1,984,830)	(137,036)	78,225			(315,358)
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares				273,413	334,985
Drawdown of long-term debt		33,875	8,589
Exercise of employee stock options	4,647	165	139			738
Principal repayments on long-term debt	(27,107)	(26,620)	(21,548)			(4,307)
Debt commitment fee (paid) received		(136)	26
Proceeds from IPO and secondary offering, net of issuance costs	2,512,969	1,434,763				399,271
Payment of convertible redeemable preferred shares issuance costs		(13,259)	(428)
Net cash provided by financing activities	2,490,509	1,763,773	260,191			395,702
Effect of exchange rate changes on cash and cash equivalents	(99,849)	(11,094)	(47)			(15,864)
Net increase in cash and cash equivalents	481,115	1,509,815	212,693			76,442
Cash and cash equivalents at beginning of the year	1,811,423	301,608	88,915			287,806
Cash and cash equivalents at end of the year	2,292,538	1,811,423	301,608			364,248
Supplemental disclosures of cash flow information:
Cash paid for interest	3,990	4,863	5,965			634
Acquisition of property and equipment included in accounts payable	6,126	12,225	6,017			973
Aquistion of intangible assets included in accounts payable and due to related party	53,944	23,164				8,571
Capitalized content production costs included in accrued expenses	1,498	507				$ 238